Accounts Payable And Accrued Expenses	6 Months Ended
Jun. 30, 2023
Accounts Payable And Accrued Liabilities Current [Abstract]
Accounts Payable And Accrued Expenses
NOTE 5. ACCRUED EXPENSES
Accrued expenses consisted of the following at the dates indicated:

	June 30, 2023	December 31, 2022

Accrued expenses:
Accrued legal fees	$300,592	$1,905,225
Accrued printing costs related to S-4 filing	432,245
Accrued accounting fees	9,200	1,600

Total accrued expenses	$742,037	$1,906,825

At June 30, 2023 and December 31
, 2022, accounts payable was $
4,698,780
and $
783,055
, respectively. These amounts were comprised of legal
fees
that were billed as of June 30, 2023 and December 31, 2022 of $
4,408,079
and $
752,885
,
respectiv
ely.